Adoption of IFRS 16 Leases - Reconciliation between operating lease commitments under the prior standard and additional lease liabilities recognised under IFRS 16 (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments at 30 June 2019			£ (321)
Lease liabilities	£ (486)	£ (379)
Finance lease liabilities at 30 June 2019			(128)	£ (144)
Total lease liabilities at 1 July 2019 - current		(107)
Total lease liabilities at 1 July 2019 - non-current		£ (272)
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Leases expiring within a year of 1 July 2019			19
Low value assets			11
Impact of discounting			40
Lease liabilities			£ (251)